Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
Telephone: (215) 564-8020
Facsimile: (215) 564-8120

April 21, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Filing Desk

Re:	Delaware Group Global & International Funds (the “Registrant”)
SEC File Nos. 033-41034 and 811-06324
Rule 497(c) filing

Ladies and Gentlemen:

     Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 2, 3 and 4 risk/return summary disclosure required by Form N-1A, which disclosure was included in the definitive prospectuses relating to the Registrant, that were filed with the U.S. Securities and Exchange Commission via the EDGAR system on April 1, 2011 (Accession No. 0001206774-11-000702) pursuant to Rule 497(c) under the Securities Act of 1933.

     Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ John Y. Kim
John Y. Kim

cc:	David F. Connor Bruce G. Leto